SHORT TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
SHORT TERM INVESTMENTS [Abstract]
Schedule of amortized cost, gross unrecognized holding gains and losses, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments
The amortized cost, gross unrealized gain in accumulated other comprehensive income, and estimated fair value of investments as of December 31, 2016 and 2017, are reflected in the tables below:

	As of December 31, 2016
	Amortized Cost	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	64,700	-	64,700

Available-for-sale investments
Adjustable-rate financial products	171,163	3,648	174,811

	As of December 31, 2017
	Amortized Cost	Gross unrealized gain in accumulated other comprehensive income	Estimated Fair value
	RMB	RMB	RMB
Short-term investments:
Held-to-maturity investments
Fixed-rate financial products	93,000	-	93,000

Available-for-sale investments
Adjustable-rate financial products	128,000	42	128,042

Schedule of interest income recognized on held-to-maturity investments
Interest income recognized on held-to-maturity investments for years ended December 31, 2015, 2016 and 2017 were as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD

Interest income recognized on held-to-maturity investments	7,027	4,078	3,799	584